Significant accounting policies - Property and equipment (Details)	Dec. 31, 2025
Machinery and equipment | Minimum
Significant accounting policies
Estimated useful life	3 years
Machinery and equipment | Maximum
Significant accounting policies
Estimated useful life	5 years
Computers, software and hardware | Minimum
Significant accounting policies
Estimated useful life	2 years
Computers, software and hardware | Maximum
Significant accounting policies
Estimated useful life	3 years
Leasehold improvements
Significant accounting policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember